Consolidated Statements of Changes in Equity (Deficit)	Total USD ($)	Total CNY	Private Placement [Member] CNY	Treasury Shares [Member] USD ($)	Treasury Shares [Member] CNY	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY	Additional Paid-in Capital [Member] Private Placement [Member] CNY	Accumulated Other Comprehensive Income [Member] USD ($)	Accumulated Other Comprehensive Income [Member] CNY	Accumulated Deficit [Member] USD ($)	Accumulated Deficit [Member] CNY	Total Sungy Mobile Limited Shareholders' Equity (Deficit) [Member] USD ($)	Total Sungy Mobile Limited Shareholders' Equity (Deficit) [Member] CNY	Total Sungy Mobile Limited Shareholders' Equity (Deficit) [Member] Private Placement [Member] CNY	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] CNY	Series A convertible preferred shares [Member] CNY	Series A convertible preferred shares [Member] Additional Paid-in Capital [Member] CNY	Series A convertible preferred shares [Member] Total Sungy Mobile Limited Shareholders' Equity (Deficit) [Member] CNY	Series B convertible preferred shares [Member] CNY	Series B convertible preferred shares [Member] Additional Paid-in Capital [Member] CNY	Series B convertible preferred shares [Member] Total Sungy Mobile Limited Shareholders' Equity (Deficit) [Member] CNY	Series C convertible preferred shares [Member] CNY	Series C convertible preferred shares [Member] Additional Paid-in Capital [Member] CNY	Series C convertible preferred shares [Member] Total Sungy Mobile Limited Shareholders' Equity (Deficit) [Member] CNY	Class A Ordinary Shares [Member] USD ($)	Class A Ordinary Shares [Member] CNY	Class A Ordinary Shares [Member] Private Placement [Member] CNY	Class B Ordinary Shares [Member] USD ($)	Class B Ordinary Shares [Member] CNY	Class B Ordinary Shares [Member] Series A convertible preferred shares [Member] CNY	Class B Ordinary Shares [Member] Series B convertible preferred shares [Member] CNY	Class B Ordinary Shares [Member] Series C convertible preferred shares [Member] CNY
Beginning balance at Dec. 31, 2011		(288,138,186)								39,000,863		(327,181,409)		(288,138,186)																	42,360
Beginning balance, shares at Dec. 31, 2011																															51,880,468
Net income (loss)		15,168,024										15,168,024		15,168,024
Foreign currency translation adjustment, net of nil income taxes		1,334,554								1,334,554				1,334,554
Share-based compensation		426,083					426,083							426,083
Accretion of redeemable convertible preferred shares		(58,232,795)					(426,083)					(57,806,712)		(58,232,795)
Ending balance at Dec. 31, 2012		(329,442,320)								40,335,417		(369,820,097)		(329,442,320)																	42,360
Beginning balance, shares at Dec. 31, 2012																															51,880,468
Net income (loss)		91,814,892										91,814,892		91,814,892
Foreign currency translation adjustment, net of nil income taxes		4,686,070								4,686,070				4,686,070
Repurchase and cancellation of ordinary shares		(2,500,354)					(2,499,940)							(2,500,354)																	(414)
Repurchase and cancellation of ordinary shares, shares																															(575,300)
Ordinary shares issued in connection with exercise of share options		2,123												2,123																	2,123
Ordinary shares issued in connection with exercise of share options, shares		3,452,400																													3,452,400
Issuance of ordinary shares, upon initial public offering ("IPO")		493,654,481	122,766,552				493,624,834	122,759,988						493,654,481	122,766,552													29,647	6,564
Issuance of ordinary shares, upon initial public offering ("IPO"), shares																												48,300,000	10,695,186
Conversion of redeemable convertible preferred shares to ordinary shares																		23,060,382	23,047,229	23,060,382	169,432,163	169,411,155	169,432,163	294,405,386	294,386,344	294,405,386						13,153	21,008	19,042
Conversion of redeemable convertible preferred shares to ordinary shares, shares																																21,428,600	34,226,200	31,023,304
Share-based compensation		17,822,544					17,822,544							17,822,544
Accretion of redeemable convertible preferred shares		(50,711,382)					(7,292,761)					(43,418,621)		(50,711,382)
Ending balance at Dec. 31, 2013		834,990,537					1,111,259,393			45,021,487		(321,423,826)		834,990,537														36,211			97,272
Ending balance, shares at Dec. 31, 2013																												58,995,186			141,435,672
Net income (loss)	(7,682,715)	(47,668,170)										(47,163,433)		(47,163,433)			(504,737)
Unrealized gains on available-for-sale investments, net of nil income tax		19,488,246								19,488,246				19,488,246
Reclassification adjustment for gains realized in net income on an available-for-sale investment		(8,274,923)								(8,274,923)				(8,274,923)
Foreign currency translation adjustment, net of nil income taxes	551,629	3,422,636								3,422,636				3,422,636
Conversion of Class B ordinary shares into Class A ordinary shares																												11,246			(11,246)
Conversion of Class B ordinary shares into Class A ordinary shares, shares																												18,262,710			(18,262,710)
Repurchase and cancellation of ordinary shares		(96,320,238)			(2,852,216)		(93,460,421)							(96,320,238)														(7,601)
Repurchase and cancellation of ordinary shares, shares																												(12,391,506)
Ordinary shares issued in connection with exercise of share options and restricted shares vested		1,598,330					1,597,490							1,598,330														840
Ordinary shares issued in connection with exercise of share options and restricted shares vested, shares																												1,370,496
Ordinary shares issued in connection with exercise of share options, shares	229,038
Share-based compensation		64,971,909					64,971,909							64,971,909
Ending balance at Dec. 31, 2014	$ 124,457,390	772,208,327		$ (459,694)	(2,852,216)	$ 174,768,457	1,084,368,371		$ 9,615,035	59,657,446	$ (59,405,483)	(368,587,259)	$ 124,538,739	772,713,064		$ (81,349)	(504,737)										$ 6,559	40,696		$ 13,865	86,026
Ending balance, shares at Dec. 31, 2014																											66,236,886			123,172,962